Related Party Transactions	12 Months Ended
Dec. 31, 2020
Related Party Transactions
Related Party Transactions
15.	Related Party Transactions

Related parties

Name	Relationship with the Company
Chang Dongliang	Founder and principal shareholder of the parent company
MOLBASE Inc.	Parent company
MOLBASE (HK) Limited	Entity under common control of the parent company
MOLBASE (Shanghai) Biotechnology Co., Ltd.	Entity under common control of the parent company
Shanghai MOYU Biotechnology Co., Ltd.	Entity under common control of the parent company
MOXIN Commercial Factoring (Shenzhen) Co., Ltd.	Entity under common control of the parent company
Molbase Logistic Management Co., Ltd.	Entity under common control of the parent company

The Company had the following significant related party transactions:

	For the years ended December 31,
	2018	2019	2020
	RMB	RMB	RMB	US$
Services provided
MOLBASE (Shanghai) Biotechnology Co., Ltd.	—	9,968	—	—
Henan Zhongxing MOLBASE Data Service Co., Ltd	—	—	347	53

Purchase of goods
MOLBASE (Shanghai) Biotechnology Co., Ltd.	—	30,891	4,012	615

Purchase of services
Molbase Logistic Management Co., Ltd.	—	999	726	111

Repayment of consideration
MOLBASE (Shanghai) Biotechnology Co., Ltd.	—	104,190	—	—

Guarantee provided on loans for (1)
MOLBASE (Shanghai) Biotechnology Co., Ltd.	—	50,505	50,571	7,750

Loans from
MOLBASE (HK) Limited	20,875	74,607	18,832	2,886
MOLBASE Inc.	—	14,274	135	21
MOLBASE (Shanghai) Biotechnology Co., Ltd.	—	—	3,940	604

Loans to
Molbase Logistic Management Co., Ltd.	—	794	1,173	180
(1)

In 2019, the Company provided guarantees of RMB50,505 (US$7,255) for MOLBASE (Shanghai) Biotechnology Co., Ltd.’s bank borrowings, which were all due in 2020. In 2020, the Company provided guarantees of RMB50,571 (US$7,750) for MOLBASE (Shanghai) Biotechnology Co., Ltd.’s bank borrowings, and all these borrowings will expire in 2021.

The Company had the following related party balances as of December 31, 2019 and 2020:

	As of December 31,
	2019	2020
	RMB	RMB	US$
Amounts due from related parties:
Current:
Molbase Logistic Management Co., Ltd.	794	1,126	173
MOXIN Commercial Factoring (Shenzhen) Co., Ltd.	20	—	—
Shanghai MOYU Biotechnology Co., Ltd.	7	6	1
Chang Dongliang	7	12	2
	828	1,144	175

Amounts due to related parties:
Current:
MOLBASE (HK) Limited (1)	77,520	87,782	13,453
MOLBASE (Shanghai) Biotechnology Co., Ltd. (3)	60,533	4,495	689
MOLBASE Inc. (2)	5,905	17,076	2,617
Chang Dongliang	—	1,833	281
	143,958	111,186	17,040

Non-current:
MOLBASE (HK) Limited (1)	18,528	—	—
MOLBASE Inc. (2)	10,605	—	—
MOLBASE (Shanghai) Biotechnology Co., Ltd.	2,487	—	—
Chang Dongliang	1,833	—	—
	33,453	—	—
(1)

As of December 31, 2019 and 2020, amounts due to MOLBASE (HK) Limited represented the cash funding support to the Company for its operations. These balances were unsecured and interest-free. As of December 31, 2020, the due dates for the loans of RMB18,528 (US$2,840) were December 31, 2021, while other balances have no fixed terms of repayment.

(2)

As of December 31, 2019 and 2020, amounts due to MOLBASE Inc. represented the cash funding support to the Company for its operations. These balances were unsecured and interest-free. As of December 31, 2020, the due dates for the loans of RMB12,823 (US$1,965) were December 31, 2021, while other balances have no fixed terms of repayment.

(3)

As of December 31, 2019 and 2020, amounts due to MOLBASE (Shanghai) Biotechnology Co., Ltd. represented funds provided by Shanghai Biotech to the Company for its operations. Prior to the Reorganization, Shanghai Biotech obtained various short-term and long-term loans from banks to develop the chemical e-commerce business. Upon the Reorganization, the amounts due to Shanghai Biotech will be due in 18 months subsequent to the Reorganization. On June 28, 2019, the Company signed a supplemental agreement with Shanghai Biotech to extend the payment due date from 18 months to 24 months subsequent to the Reorganization.